Quarterly Financial Data (Unaudited) (Schedule of Quarterly Financial Information) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 9,536	$ 10,616	$ 11,594	$ 10,380	$ 13,481	$ 14,987	$ 14,143	$ 13,080	$ 42,126	$ 55,691	$ 48,335
Operating income	236	650	896	617	165	822	773	710	2,399	2,470	1,551
Net income (loss)	(138)	238	772	221	(294)	470	500	448	1,093	1,124	315
Limited Partners’ interest in net income	$ 312	$ 291	$ 298	$ 282	$ 111	$ 188	$ 163	$ 167	$ 1,183	$ 629	$ 196
Basic net income per limited partner unit	$ 0.30	$ 0.28	$ 0.28	$ 0.26	$ 0.11	$ 0.18	$ 0.15	$ 0.15	$ 1.11	$ 0.58	$ 0.18
Diluted net income per limited partner unit	$ 0.30	$ 0.28	$ 0.28	$ 0.26	$ 0.11	$ 0.18	$ 0.15	$ 0.15	$ 1.11	$ 0.57	$ 0.18